Interim condensed consolidated statements of cash flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Loss for the period	€ (69,376)	€ (72,225)
Adjustments for:
Income tax expenses	(489)	271
Depreciation and amortization	22,456	21,518
Provisions and impairment losses	(2,220)	(3,241)
Employee share-based compensation	827	1,971
Net gains on disposals	(1,970)	(1,513)
Finance costs	13,278	11,999
Costs in respect of disputes	(1,158)
Fair value movement in warrants	(2,851)	972
Government grants		(7,247)
Change in inventories	3,066	(2,639)
Change in trade receivables	9,063	(1,638)
Change in trade payables	2,476	2,375
Change in other operating assets and liabilities	(6,471)	(8,224)
Income tax paid	(114)	(497)
Net cash used in operating activities	(33,483)	(58,118)
Investing activities
Payment for the purchase of property, plant and equipment, intangible assets and other long-term assets	(5,586)	(29,336)
Proceeds from disposal of property, plant and equipment, intangible assets and other long-term assets	1,806	805
Net cash used in investing activities	(3,780)	(28,531)
Financing activities
Repurchase of ordinary shares	(9,414)
Proceeds from financing fund		22,756
Proceeds from borrowings	114,768	80,034
Repayments of borrowings	(55,519)	(59,803)
Repayments of lease liabilities	(16,227)	(15,238)
Payment of borrowings interest	(3,320)	(3,698)
Payment of lease liabilities interest	(3,647)	(3,300)
Capital contribution from non-controlling interests	5	5,645
Net cash generated from financing activities	26,646	26,396
Net change in cash and cash equivalents	(10,617)	(60,253)
Cash and cash equivalents less bank overdrafts at the beginning of the period	27,850	91,749
Effect of foreign exchange differences on cash and cash equivalents	646	(649)
Cash and cash equivalents less bank overdrafts at the end of the period	€ 17,879	€ 30,847